Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation
Risk-free interest rate	1.58%	1.58%	1.58%
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	52.00%	52.00%	52.00%
Expected forfeiture rate (post-vesting)	2.00%	2.00%	2.00%
Minimum
Share-based Compensation
Exercise price (US$)	$ 2.39	$ 2.39	$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)	$ 1.00	$ 1.00	$ 1.00
Risk-free interest rate	3.70%	2.50%	1.08%
Maximum
Share-based Compensation
Exercise price (US$)	$ 2.39	$ 19.91	$ 42.20
Fair value of the ordinary shares on the date of option grant (US$)	$ 1.01	$ 1.01	$ 1.01
Risk-free interest rate	3.70%	2.56%	1.47%
Expected term (in years)	2 years 6 months	2 years 6 months	2 years 6 months
Expected volatility	57.00%	56.00%	55.00%
Expected forfeiture rate (post-vesting)	1.80%	1.50%	2.00%
Options | Minimum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)	$ 6.66	$ 10.34	$ 39.54
Options | Maximum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)	$ 6.66	$ 19.61	$ 42.20
Options | NIO Incentive Plans | Employees
Share-based Compensation
Unrecognized share-based compensation expenses, Options | ¥				¥ 62,135	¥ 219,781
Weighted-average period for unrecognized expenses expected to be recognized	2 months 4 days	9 months 7 days